Note 11 - Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Principal Officers, Directors, and Their Affiliates [Member]	Dec. 31, 2010 Principal Officers, Directors, and Their Affiliates [Member]
Minimum Related Party Loan		$ 120
Deposits	$ 655,064	$ 687,886	$ 15,807	$ 17,616